GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 234,404	$ 211,369	$ 196,585
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		82,990	78,464	67,953
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,501	19,437	16,780
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	51,888	45,077	42,104
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		23,863	11,512	11,620
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 56,162	$ 56,879	$ 58,128

[1]	Europe, the Middle East and Africa - without Germany.